CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Share capital [member] CNY (¥)	Share capital [member] USD ($)	[1]	Share premium [member] CNY (¥)	Share premium [member] USD ($)	[1]	Statutory surplus reserve [member] CNY (¥)	Statutory surplus reserve [member] USD ($)	[1]	Discretionary surplus reserve [member] CNY (¥)	Discretionary surplus reserve [member] USD ($)	[1]	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	[1]	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	[1]	Total [member] CNY (¥)	Total [member] USD ($)	[1]	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)	[1]	CNY (¥)	USD ($) [1]
Balance at beginning of year at Dec. 31, 2014	¥ 7,083,537			¥ 11,562,738			¥ 2,292,724			¥ 304,059						¥ 5,502,785			¥ 26,745,843			¥ 40,617			¥ 26,786,460
Total comprehensive income																1,070,822			1,070,822			(7,514)			1,063,308
Profit for the year																1,070,822			1,070,822			(7,514)			1,063,308
Appropriation													¥ 192,860			(192,860)
Utilisation													(192,860)			192,860
Business combination																						(49,902)			(49,902)
Appropriations from retained earnings (Note 22)							111,760									(111,760)
Transaction with owners:																(354,177)			(354,177)			(1,427)			(355,604)
Balance at end of year at Dec. 31, 2015	7,083,537			11,562,738			2,404,484			304,059			0			6,107,670			27,462,488			(18,226)			27,444,262
Total comprehensive income																1,158,253			1,158,253			(4,553)			1,153,700
Profit for the year																1,158,253			1,158,253			(4,553)			1,153,700
Appropriation													204,792			(204,792)
Utilisation													(204,792)			204,792
Appropriations from retained earnings (Note 22)							117,050									(117,050)
Transaction with owners:																(566,683)			(566,683)			(1,224)			(567,907)
Dividends relating to the year (Note 33)																(566,683)			(566,683)			(1,224)			(567,907)
Balance at end of year at Dec. 31, 2016	7,083,537			11,562,738			2,521,534			304,059						6,582,190			28,054,058			(24,003)			28,030,055
Total comprehensive income													181,941			1,015,361			1,197,302			(3,593)			1,193,709	$ 183,470
Profit for the year																1,015,361			1,015,361			(3,593)			1,011,768	155,506
Other comprehensive income (Note 22)													181,941						181,941						181,941
Special reserve - Safety Production Fund (Note 22)																									0
Appropriation													227,250			(227,250)
Utilisation													(227,250)			227,250
Appropriations from retained earnings (Note 22)							101,982									(101,982)
Transaction with owners:																(566,683)			(566,683)						(566,683)
Dividends relating to the year (Note 33)																(566,683)			(566,683)						(566,683)
Balance at end of year at Dec. 31, 2017	¥ 7,083,537	$ 1,088,720		¥ 11,562,738	$ 1,777,160		¥ 2,623,516	$ 403,227		¥ 304,059	$ 46,733		¥ 181,941	$ 27,964		¥ 6,928,886	$ 1,064,950		¥ 28,684,677	$ 4,408,754		¥ (27,596)	$ (4,241)		¥ 28,657,081	$ 4,404,513

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.